Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2025	2024

	(in US$’000)
Raw materials	24,430	24,349
Finished goods	24,024	26,051
	48,454	50,400